Note 11 - Fair Value Measurements (Details) (USD $)	10 Months Ended	12 Months Ended			12 Months Ended	3 Months Ended	10 Months Ended
	Oct. 31, 2013	Dec. 31, 2011	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 Selling, General and Administrative Expenses [Member] Graphic Solutions [Member]	Jun. 30, 2013 Selling, General and Administrative Expenses [Member]	Oct. 31, 2013 Graphic Solutions [Member]	Dec. 31, 2013 Graphic Solutions [Member]	Jun. 30, 2013 Graphic Solutions [Member]	Jun. 30, 2014 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]
Note 11 - Fair Value Measurements (Details) [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 4,300,000	$ 51,138,000					$ 4,300,000	$ 4,300,000	$ 4,300
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure								3,900,000	3,900
Impairment of Intangible Assets (Excluding Goodwill)	400,000	46,438,000			400,000	400	400,000
Investment Net Asset Value (in Dollars per share)			$ 1.00	$ 1.00
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High										$ 100,000	$ 100,000,000